Schedule of Debt (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 22, 2022	Dec. 31, 2021
Term loan	$ 3,464,698	$ 3,967,975	$ 1,267,199
Less unamortized debt issuance costs	13,527
Less current portion	1,042,436
Long-term debt	2,408,735	$ 2,931,698
Sports Hub Acquisition [Member]
Term loan	1,071,007
Four Cubed Acquisition Company LLC [Member]
Term loan	$ 2,393,691